Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Temporary Equity
The original issue price and the liquidation value, as of December 2, 2020, of each class of preferred stock were as follows:

	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference
Series A	30,374,645	22,638,795	$3.18
Series A-1	2,226,013	2,226,013	1.12
Series A-2	18,030,728	18,030,728	1.11
Series A-3	3,047,168	3,047,168	1.31
Series A-4	679,188	679,188	1.47
Series A-5	1,877,184	1,691,162	1.48
Series A-6	3,372,566	3,372,566	2.22
Series A-7	19,896,476	19,896,476	2.54
Series A-8	5,258,501	5,258,501	2.70
Series A-9	10,205,127	10,205,127	2.86
Series A-10	3,445,914	3,445,914	3.02
Series A-11	4,326,513	4,326,513	0.39
Series X	20,077,073	18,457,230	9.96
The conversion prices of each series of preferred stock were as follows:

Conversion price
Series A	$3.18
Series A-1	1.12
Series A-2	1.11
Series A-3	1.31
Series A-4	1.47
Series A-5	1.48
Series A-6	2.22
Series A-7	2.54
Series A-8	2.70
Series A-9	2.86
Series A-10	3.02
Series A-11	1.78
Series X	9.96
The following table summarizes the calculation of the BCF as of the commitment dates of the Preferred Stock:

Commitment Date	Series	Type of Consideration received (cash or settlement of other instruments)	Effective Conversion Price	Fair value of the Common Stock	Number of Shares Issuable upon Conversion	BCF
6/24/2019	A	Cash	$3.18	$1.36	8,833,786	$—
6/24/2019	A	Settlement of SAFEs	3.18	1.36	1,024,569	—
6/24/2019	A-1	Settlement of SAFEs	1.12	1.36	2,226,013	536,000
6/24/2019	A-2	Settlement of SAFEs	1.11	1.36	18,030,728	4,590,000
6/24/2019	A-3	Settlement of SAFEs	1.31	1.36	3,047,168	156,000
6/24/2019	A-4	Settlement of SAFEs	1.47	1.36	679,188	—
6/24/2019	A-5	Settlement of SAFEs	1.48	1.36	1,691,162	—
6/24/2019	A-6	Settlement of SAFEs	2.22	1.36	3,372,566	—
6/24/2019	A-7	Settlement of SAFEs	2.54	1.36	19,896,477	—
6/24/2019	A-8	Settlement of SAFEs	2.70	1.36	5,258,501	—
6/24/2019	A-9	Settlement of SAFEs	2.86	1.36	10,205,127	—
6/24/2019	A-10	Settlement of SAFEs	3.02	1.36	3,445,914	—
6/24/2019	A-11	Settlement of Note	1.78	1.36	4,326,513	—
6/26/2019	A	Cash	3.18	1.36	9,443,212	—
7/15/2019	A	Cash	3.18	1.36	157,382	—
8/24/2020 to 10/22/2020	X	Cash	9.96	10.33	18,457,230	6,757,000
						$12,039,000